Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (106,269)	$ (996,825)	$ 164,811
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization		57,603	38,973
Loss on disposal of equipment		144
Deferred tax provision (benefit)	(35,423)	(282,083)	25,079
Amortization of stock compensation expenses for services		488,334
Change in operating assets and liabilities
Other receivables	(3,123)	(208,266)	(38,288)
Prepaid expenses	(88,671)	(1,184,885)	(1,518,243)
Security deposits	(58,701)	55,876
Accounts payable	14,035		(13,592)
Other payables and accrued liabilities	19,621	238,913	162,770
Deferred revenues		(13,651)	13,890
Deferred rent liabilities	28,177	(13,410)	(13,644)
Taxes payable		(50,489)	85,922
Net cash used in operating activities	(230,354)	(1,908,739)	(1,092,322)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(21,552)	(49,082)	(108,757)
Cash acquired through variable interest entity		17,868
Net cash used in investing activities	(21,552)	(31,214)	(108,757)
CASH FLOWS FROM FINANCING ACTIVITIES:
Prepaid IPO costs		(389,635)
Capital contribution	936,600		8,044,569
Net cash (used in) provided by financing activities	936,600	(389,635)	8,044,569
EFFECT OF EXCHANGE RATE ON CASH	(10,179)	407,446	(139,085)
INCREASE/(DECREASE) IN CASH	674,515	(1,922,142)	6,704,405
CASH, beginning of year		7,378,920	674,515
CASH, end of year	674,515	5,456,778	7,378,920
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax		10,542
Cash paid for interest
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Capital contribution on shares subscription receivables	100		45,357
Noncontrolling interests acquired and contributed by shareholders		348,323
Issuance of ordinary shares to service providers for IPO services		2,000,000
Issuance of ordinary shares to service providers for consulting services		$ 2,030,000